Schedule of Investments (unaudited) January 31, 2020	iShares® Morningstar Large-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.1%
United Parcel Service Inc., Class B	56,179	$5,815,650

Airlines — 0.9%
Delta Air Lines Inc.	47,717	2,659,745
Southwest Airlines Co.	39,858	2,191,393

		4,851,138

Automobiles — 1.2%
Ford Motor Co.	321,214	2,833,107
General Motors Co.	102,697	3,429,053

		6,262,160

Banks — 14.1%
Citigroup Inc.	173,091	12,879,701
JPMorgan Chase & Co.	246,983	32,690,670
PNC Financial Services Group Inc. (The)	35,279	5,240,696
Truist Financial Corp.	107,765	5,557,441
U.S. Bancorp.	113,870	6,060,161
Wells Fargo & Co.	304,481	14,292,338

		76,721,007

Biotechnology — 5.5%
AbbVie Inc.	117,616	9,529,248
Amgen Inc.	47,206	10,198,856
Biogen Inc.(a)	14,642	3,936,502
Gilead Sciences Inc.	101,424	6,409,997

		30,074,603

Building Products — 0.5%
Johnson Controls International PLC	64,113	2,529,258

Capital Markets — 2.7%
Bank of New York Mellon Corp. (The)	68,720	3,077,282
Goldman Sachs Group Inc. (The)	25,638	6,095,434
Morgan Stanley	99,369	5,193,024

		14,365,740

Chemicals — 1.4%
Dow Inc.(a)	60,892	2,805,294
DuPont de Nemours Inc.	60,348	3,088,611
LyondellBasell Industries NV, Class A	21,667	1,686,993

		7,580,898

Communications Equipment — 2.8%
Cisco Systems Inc.	335,848	15,438,933

Consumer Finance — 0.7%
Capital One Financial Corp.	37,921	3,784,516

Diversified Telecommunication Services — 7.6%
AT&T Inc.	576,572	21,690,639
Verizon Communications Inc.	326,673	19,417,443

		41,108,082

Electric Utilities — 4.2%
American Electric Power Co. Inc.	40,323	4,202,463
Duke Energy Corp.	58,788	5,739,472
Exelon Corp.	79,567	3,786,594
Southern Co. (The)	84,641	5,958,726
Xcel Energy Inc.	43,472	3,007,828

		22,695,083

Electrical Equipment — 0.6%
Eaton Corp. PLC	33,981	3,210,185

Security	Shares	Value

Energy Equipment & Services — 0.7%
Schlumberger Ltd.	112,305	$3,763,341

Equity Real Estate Investment Trusts (REITs) — 1.1%
Simon Property Group Inc.	25,076	3,338,869
Welltower Inc.	33,679	2,859,684

		6,198,553

Food & Staples Retailing — 3.0%
Walgreens Boots Alliance Inc.	61,318	3,118,020
Walmart Inc.	112,442	12,873,485

		15,991,505

Food Products — 2.0%
General Mills Inc.	50,232	2,623,115
Kraft Heinz Co. (The)	53,360	1,558,112
Mondelez International Inc., Class A	115,645	6,635,710

		10,816,937

Health Care Providers & Services — 1.3%
CVS Health Corp.	103,995	7,052,941

Hotels, Restaurants & Leisure — 0.3%
Las Vegas Sands Corp.	28,646	1,870,870

Household Products — 6.2%
Colgate-Palmolive Co.	69,333	5,115,389
Kimberly-Clark Corp.	27,957	4,004,561
Procter & Gamble Co. (The)	196,693	24,511,881

		33,631,831

Industrial Conglomerates — 2.9%
3M Co.	45,956	7,291,379
General Electric Co.	697,686	8,686,191

		15,977,570

Insurance — 4.5%
Aflac Inc.	60,311	3,110,238
Allstate Corp. (The)	26,738	3,169,522
American International Group Inc.	71,053	3,571,124
Chubb Ltd.	36,482	5,544,899
MetLife Inc.	64,201	3,191,432
Prudential Financial Inc.	33,078	3,012,083
Travelers Companies Inc. (The)	21,319	2,806,007

		24,405,305

Internet & Direct Marketing Retail — 0.4%
eBay Inc.	64,116	2,151,733

IT Services — 1.9%
International Business Machines Corp.	70,531	10,137,421

Machinery — 1.1%
Cummins Inc.	12,822	2,051,135
Illinois Tool Works Inc.	23,760	4,157,525

		6,208,660

Multi-Utilities — 2.0%
Consolidated Edison Inc.	27,735	2,607,090
Dominion Energy Inc.	66,349	5,689,426
Public Service Enterprise Group Inc.	42,159	2,495,813

		10,792,329

Multiline Retail — 0.8%
Target Corp.	40,884	4,527,494

Oil, Gas & Consumable Fuels — 10.6%
Chevron Corp.	149,495	16,016,894
ConocoPhillips	88,371	5,251,889

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Morningstar Large-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	333,853	$20,738,948
Kinder Morgan Inc./DE	159,988	3,338,950
Marathon Petroleum Corp.	53,414	2,911,063
Occidental Petroleum Corp.	73,933	2,936,619
Phillips 66	36,139	3,302,020
Valero Energy Corp.	33,762	2,846,474

		57,342,857

Pharmaceuticals — 9.6%
Allergan PLC	26,518	4,949,320
Johnson & Johnson	207,385	30,873,405
Pfizer Inc.	437,723	16,300,804

		52,123,529

Semiconductors & Semiconductor Equipment — 4.9%
Intel Corp.	343,594	21,965,964
Micron Technology Inc.(a)	89,664	4,760,262

		26,726,226

Tobacco — 3.2%
Altria Group Inc.	149,394	7,100,697
Philip Morris International Inc.	123,720	10,231,644

		17,332,341

Total Common Stocks — 99.8% (Cost: $474,244,716)		541,488,696

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(b)(c)	1,166,000	$1,166,000

Total Short-Term Investments — 0.2% (Cost: $1,166,000)		1,166,000

Total Investments in Securities — 100.0% (Cost: $475,410,716)		542,654,696

Other Assets, Less Liabilities — 0.0%		96,165

Net Assets — 100.0%		$542,750,861

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$244	(b)	$—		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	487,831	678,169	1,166,000	1,166,000	11,930		—		—

				$1,166,000	$12,174		$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Consumer Staples Index	4	03/20/20	$254	$781
E-Mini S&P Select Sector Financial Index	5	03/20/20	461	(11,724)
S&P 500 E-Mini	3	03/20/20	483	(7,394)

				$(18,337)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Morningstar Large-Cap Value ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$541,488,696	$—	$—	$541,488,696
Money Market Funds	1,166,000	—	—	1,166,000

	$542,654,696	$—	$—	$542,654,696

Derivative financial instruments(a)
Assets
Futures Contracts	$781	$—	$—	$781
Liabilities
Futures Contracts	(19,118)	—	—	(19,118)

	$(18,337)	$—	$—	$(18,337)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

3